INVESTMENTS (TABLES)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Schedule of fixed maturities for available for sale and equity securities
At December 31, 2014, the amortized cost, gross unrealized gains and losses, estimated fair value and other-than-temporary impairments in accumulated other comprehensive income of fixed maturities, available for sale, and equity securities were as follows (dollars in millions):

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Other-than-temporary impairments included in accumulated other comprehensive income
Investment grade (a):
Corporate securities	$11,177.1	$1,710.5	$(42.1)	$12,845.5	$—
United States Treasury securities and obligations of United States government corporations and agencies	138.8	30.2	(.1)	168.9	—
States and political subdivisions	1,960.6	299.3	(.7)	2,259.2	—
Debt securities issued by foreign governments	1.8	.1	—	1.9	—
Asset-backed securities	720.7	52.0	(1.6)	771.1	—
Collateralized debt obligations	314.9	2.4	(3.4)	313.9	—
Commercial mortgage-backed securities	1,179.7	80.9	(.5)	1,260.1	—
Mortgage pass-through securities	4.2	.4	—	4.6	—
Collateralized mortgage obligations	571.1	23.1	(.6)	593.6	—
Total investment grade fixed maturities, available for sale	16,068.9	2,198.9	(49.0)	18,218.8	—
Below-investment grade (a):
Corporate securities	1,139.3	29.2	(43.0)	1,125.5	—
States and political subdivisions	20.6	.2	(2.3)	18.5	—
Asset-backed securities	465.9	33.8	(1.8)	497.9	—
Collateralized debt obligations	10.4	.2	—	10.6	—
Commercial mortgage-backed securities	15.3	.9	—	16.2	—
Collateralized mortgage obligations	687.7	60.4	(.7)	747.4	(3.2)
Total below-investment grade fixed maturities, available for sale	2,339.2	124.7	(47.8)	2,416.1	(3.2)
Total fixed maturities, available for sale	$18,408.1	$2,323.6	$(96.8)	$20,634.9	$(3.2)
Equity securities	$400.5	$19.1	$(.6)	$419.0
_______________

(a)
Investment ratings – Investment ratings are assigned the second lowest rating by Nationally Recognized Statistical Rating Organizations ("NRSROs") (Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Ratings ("Fitch")), or if not rated by such firms, the rating assigned by the National Association of Insurance Commissioners (the "NAIC").  NAIC designations of "1" or "2" include fixed maturities generally rated investment grade (rated "Baa3" or higher by Moody's or rated "BBB-" or higher by S&P and Fitch).  NAIC designations of "3" through "6" are referred to as below-investment grade (which generally are rated "Ba1" or lower by Moody's or rated "BB+" or lower by S&P and Fitch).  References to investment grade or below-investment grade throughout our consolidated financial statements are determined as described above.

Schedule of NAIC designations and NRSRO equivalent ratings	The following summarizes the NAIC designations and NRSRO equivalent ratings:

NAIC Designation	NRSRO Equivalent Rating
1	AAA/AA/A
2	BBB
3	BB
4	B
5	CCC and lower
6	In or near default

Summary of fixed maturity securities available for sale
A summary of our fixed maturity securities, available for sale, by NAIC designations (or for fixed maturity securities held by non-insurance entities, based on NRSRO ratings) as of December 31, 2014 is as follows (dollars in millions):

NAIC designation	Amortized cost	Estimated fair value	Percentage of total estimated fair value
1	$8,930.8	$10,158.6	49.2%
2	8,294.0	9,310.1	45.1
3	800.6	800.6	3.9
4	350.2	334.5	1.6
5	32.5	31.1	.2
6	—	—	—
	$18,408.1	$20,634.9	100.0%

Schedule of accumulated other comprehensive income (loss)
At December 31, 2013, the amortized cost, gross unrealized gains and losses, estimated fair value and other-than-temporary impairments in accumulated other comprehensive income of fixed maturities, available for sale, and equity securities were as follows (dollars in millions):

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Other-than-temporary impairments included in accumulated other comprehensive income
Investment grade (a):
Corporate securities	$13,404.1	$1,086.2	$(125.8)	$14,364.5	$—
United States Treasury securities and obligations of United States government corporations and agencies	71.1	2.6	(.6)	73.1	—
States and political subdivisions	2,130.2	106.8	(38.5)	2,198.5	—
Asset-backed securities	869.9	41.6	(3.9)	907.6	—
Collateralized debt obligations	259.4	7.4	(.1)	266.7	—
Commercial mortgage-backed securities	1,517.1	97.7	(5.8)	1,609.0	—
Mortgage pass-through securities	12.7	.7	—	13.4	—
Collateralized mortgage obligations	936.2	34.3	(1.3)	969.2	—
Total investment grade fixed maturities, available for sale	19,200.7	1,377.3	(176.0)	20,402.0	—
Below-investment grade (a):
Corporate securities	1,314.5	53.4	(32.7)	1,335.2	—
States and political subdivisions	6.4	—	(.5)	5.9	—
Asset-backed securities	523.5	34.3	(3.3)	554.5	—
Collateralized debt obligations	27.6	.1	(.4)	27.3	—
Collateralized mortgage obligations	819.1	60.9	(.3)	879.7	(4.3)
Total below-investment grade fixed maturities, available for sale	2,691.1	148.7	(37.2)	2,802.6	(4.3)
Total fixed maturities, available for sale	$21,891.8	$1,526.0	$(213.2)	$23,204.6	$(4.3)
Equity securities	$206.7	$16.3	$—	$223.0

Accumulated other comprehensive income is primarily comprised of the net effect of unrealized appreciation (depreciation) on our investments.  These amounts, included in shareholders' equity as of December 31, 2014 and 2013, were as follows (dollars in millions):

	2014	2013
Net unrealized appreciation (depreciation) on fixed maturity securities, available for sale, on which an other-than-temporary impairment loss has been recognized	$5.3	$6.5
Net unrealized gains on all other investments	2,207.7	1,322.6
Adjustment to present value of future profits (a)	(149.9)	(47.7)
Adjustment to deferred acquisition costs	(390.5)	(137.0)
Adjustment to insurance liabilities	(381.4)	—
Unrecognized net loss related to deferred compensation plan	(8.5)	(7.1)
Deferred income tax liabilities	(457.4)	(405.5)
Accumulated other comprehensive income	$825.3	$731.8
________

(a)	The present value of future profits is the value assigned to the right to receive future cash flows from contracts existing at September 10, 2003, the date our Predecessor emerged from bankruptcy.

Schedule of investments classified by contractual maturity date
The following table sets forth the amortized cost and estimated fair value of fixed maturities, available for sale, at December 31, 2014, by contractual maturity.  Actual maturities will differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without penalties.  In addition, structured securities (such as asset-backed securities, collateralized debt obligations, commercial mortgage-backed securities, mortgage pass-through securities and collateralized mortgage obligations, collectively referred to as "structured securities") frequently include provisions for periodic principal payments and permit periodic unscheduled payments.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due in one year or less	$216.5	$220.0
Due after one year through five years	1,966.5	2,152.3
Due after five years through ten years	2,689.5	2,879.6
Due after ten years	9,565.7	11,167.6
Subtotal	14,438.2	16,419.5
Structured securities	3,969.9	4,215.4
Total fixed maturities, available for sale	$18,408.1	$20,634.9

Schedule of investment income
Net investment income consisted of the following (dollars in millions):

	2014	2013	2012

General account assets:
Fixed maturities	$1,175.8	$1,290.3	$1,281.1
Equity securities	13.9	7.0	4.2
Mortgage loans	104.2	96.3	99.8
Policy loans	11.0	17.3	17.1
Other invested assets	17.1	14.4	14.4
Cash and cash equivalents	.6	.5	.6
Policyholder and reinsurer accounts and other special-purpose portfolios:
Trading securities (a)	14.8	12.8	26.3
Options related to fixed index products:
Option income	118.9	77.4	.4
Change in value of options	(49.4)	100.1	25.1
Other special-purpose portfolios	42.1	67.9	36.1
Gross investment income	1,449.0	1,684.0	1,505.1
Less investment expenses	21.6	20.0	18.7
Net investment income	$1,427.4	$1,664.0	$1,486.4
_________________

(a)
Changes in the estimated fair value for trading securities still held as of the end of the respective years and included in net investment income were $3.4 million, $.4 million and $4.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Schedule of realized gain (loss) on investments
The following table sets forth the net realized investment gains (losses) for the periods indicated (dollars in millions):

	2014	2013	2012
Fixed maturity securities, available for sale:
Gross realized gains on sale	$64.4	$57.7	$115.4
Gross realized losses on sale	(13.0)	(11.4)	(15.4)
Impairments:
Total other-than-temporary impairment losses	—	(7.1)	(1.0)
Other-than-temporary impairment losses recognized in accumulated other comprehensive income	—	—	—
Net impairment losses recognized	—	(7.1)	(1.0)
Net realized investment gains from fixed maturities	51.4	39.2	99.0
Equity securities	10.1	4.8	.1
Commercial mortgage loans	(.1)	(1.1)	(3.7)
Impairments of mortgage loans and other investments	(27.3)	(4.5)	(36.8)
Other (a)	2.6	(5.0)	22.5
Net realized investment gains (losses)	$36.7	$33.4	$81.1

_________________

(a)
Changes in the estimated fair value for trading securities for we have elected the fair value option still held as of the end of the respective years and included in net realized investment gains (losses) were $7.8 million, $(3.0) million and $20.1 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Schedule of investments in our portfolio rated below-investment grade which have been continuously in an unrealized loss position
The following summarizes the investments sold at a loss during 2014 which had been continuously in an unrealized loss position exceeding 20 percent of the amortized cost basis prior to the sale for the period indicated (dollars in millions):

		At date of sale
	Number of issuers	Amortized cost	Fair value
Less than 6 months prior to sale	1	$.5	$.4
Greater than or equal to 6 months and less than 12 months prior to sale	1.2		.2
Greater than 12 months prior to sale	2	5.2	3.9
	4	$5.9	$4.5
The following summarizes the investments in our portfolio rated below-investment grade which have been continuously in an unrealized loss position exceeding 20 percent of the cost basis for the period indicated as of December 31, 2014 (dollars in millions):

	Number of issuers	Cost basis	Unrealized loss	Estimated fair value
Less than 6 months	6	$40.9	$(10.3)	$30.6
Greater than 12 months (a)	1	14.1	(4.5)	9.6
	7	$55.0	$(14.8)	$40.2

________________

(a)
With respect to the security which has been in an unrealized position for greater than 12 months, we have analyzed the issuer's financial performance and determined we expect to recover the entire amortized cost.

Schedule of credit losses recognized in earnings
The following table summarizes the amount of credit losses recognized in earnings on fixed maturity securities, available for sale, held at the beginning of the period, for which a portion of the other-than-temporary impairment was also recognized in accumulated other comprehensive income for years ended December 31, 2014, 2013 and 2012 (dollars in millions):

	Year ended
	December 31,
	2014	2013	2012
Credit losses on fixed maturity securities, available for sale, beginning of period	$(1.3)	$(1.6)	$(2.0)
Add: credit losses on other-than-temporary impairments not previously recognized	—	—	—
Less: credit losses on securities sold	.3	.3	.4
Less: credit losses on securities impaired due to intent to sell (a)	—	—	—
Add: credit losses on previously impaired securities	—	—	—
Less: increases in cash flows expected on previously impaired securities	—	—	—
Credit losses on fixed maturity securities, available for sale, end of period	$(1.0)	$(1.3)	$(1.6)
__________

(a)
Represents securities for which the amount previously recognized in accumulated other comprehensive income was recognized in earnings because we intend to sell the security or we more likely than not will be required to sell the security before recovery of its amortized cost basis.

Schedule of investments with unrealized losses classified by contractual maturity date
The following table sets forth the amortized cost and estimated fair value of those fixed maturities, available for sale, with unrealized losses at December 31, 2014, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.  Structured securities frequently include provisions for periodic principal payments and permit periodic unscheduled payments.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due in one year or less	$7.8	$7.8
Due after one year through five years	170.7	165.3
Due after five years through ten years	508.4	474.4
Due after ten years	758.2	709.4
Subtotal	1,445.1	1,356.9
Structured securities	502.8	494.2
Total	$1,947.9	$1,851.1

Schedule of unrealized loss on investments
The following table summarizes the gross unrealized losses and fair values of our investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that such securities have been in a continuous unrealized loss position, at December 31, 2014 (dollars in millions):

	Less than 12 months		12 months or greater		Total
Description of securities	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
United States Treasury securities and obligations of United States government corporations and agencies	$12.1	$(.1)	$4.6	$—	$16.7	$(.1)
States and political subdivisions	13.2	(.3)	44.5	(2.7)	57.7	(3.0)
Corporate securities	985.0	(65.9)	297.5	(19.2)	1,282.5	(85.1)
Asset-backed securities	91.2	(1.3)	60.5	(2.1)	151.7	(3.4)
Collateralized debt obligations	184.2	(3.4)	—	—	184.2	(3.4)
Commercial mortgage-backed securities	46.7	(.5)	—	—	46.7	(.5)
Mortgage pass-through securities	.5	—	.1	—	.6	—
Collateralized mortgage obligations	79.0	(.8)	32.0	(.5)	111.0	(1.3)
Total fixed maturities, available for sale	$1,411.9	$(72.3)	$439.2	$(24.5)	$1,851.1	$(96.8)
Equity securities	$13.2	$(.6)	$.5	$—	$13.7	$(.6)

The following table summarizes the gross unrealized losses and fair values of our investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that such securities have been in a continuous unrealized loss position, at December 31, 2013 (dollars in millions):

	Less than 12 months		12 months or greater		Total
Description of securities	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
United States Treasury securities and obligations of United States government corporations and agencies	$23.8	$(.6)	$—	$—	$23.8	$(.6)
States and political subdivisions	473.6	(30.3)	79.2	(8.7)	552.8	(39.0)
Corporate securities	2,432.4	(137.7)	170.3	(20.8)	2,602.7	(158.5)
Asset-backed securities	308.4	(6.5)	32.5	(.7)	340.9	(7.2)
Collateralized debt obligations	46.7	(.5)	—	—	46.7	(.5)
Commercial mortgage-backed securities	161.8	(5.8)	—	—	161.8	(5.8)
Mortgage pass-through securities	1.6	—	1.6	—	3.2	—
Collateralized mortgage obligations	121.8	(1.6)	2.2	—	124.0	(1.6)
Total fixed maturities, available for sale	$3,570.1	$(183.0)	$285.8	$(30.2)	$3,855.9	$(213.2)
Equity securities	$.5	$—	$—	$—	$.5	$—

Schedule of structured securities
The following table sets forth the par value, amortized cost and estimated fair value of structured securities, summarized by interest rates on the underlying collateral, at December 31, 2014 (dollars in millions):

	Par value	Amortized cost	Estimated fair value
Below 4 percent	$1,160.7	$887.8	$908.0
4 percent – 5 percent	759.5	717.6	757.7
5 percent – 6 percent	1,880.0	1,760.1	1,882.2
6 percent – 7 percent	533.6	496.5	544.7
7 percent – 8 percent	85.3	87.0	101.3
8 percent and above	20.0	20.9	21.5
Total structured securities	$4,439.1	$3,969.9	$4,215.4

The amortized cost and estimated fair value of structured securities at December 31, 2014, summarized by type of security, were as follows (dollars in millions):

		Estimated fair value
Type	Amortized cost	Amount	Percent of fixed maturities
Pass-throughs, sequential and equivalent securities	$969.4	$1,033.4	5.0%
Planned amortization classes, target amortization classes and accretion-directed bonds	243.3	262.0	1.3
Commercial mortgage-backed securities	1,195.0	1,276.3	6.2
Asset-backed securities	1,186.6	1,269.0	6.1
Collateralized debt obligations	325.3	324.5	1.6
Other	50.3	50.2	.2
Total structured securities	$3,969.9	$4,215.4	20.4%

Summary of weighted average loan-to-value ratio for outstanding mortgage loans
The following table provides the carrying value and estimated fair value of our outstanding mortgage loans and the underlying collateral as of December 31, 2014 (dollars in millions):

		Estimated fair value
Loan-to-value ratio (a)	Carrying value	Mortgage loans	Collateral
Less than 60%	$745.8	$787.4	$1,694.1
60% to 70%	376.9	387.1	587.0
Greater than 70% to 80%	425.3	441.6	574.8
Greater than 80% to 90%	139.6	147.8	165.2
Greater than 90%	4.3	5.0	4.7
Total	$1,691.9	$1,768.9	$3,025.8
________________

(a)	Loan-to-value ratios are calculated as the ratio of: (i) the carrying value of the commercial mortgage loans; to (ii) the estimated fair value of the underlying collateral.